Property, Plant and Equipment - Summary of Reconciliation of Carrying Amount (Detail) - USD ($) $ in Thousands	2 Months Ended	9 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			$ 32,040
Ending balance		$ 32,040	32,055
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 81,595	33,400	34,323
Additions	1,284	3,117	2,863
Disposals	(89)	(1,433)	(150)
Effect of movements in exchange rates	(1,080)	(761)	(19)
Ending balance	81,710	34,323	37,017
Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(68,112)	0	(2,283)
Additions	(251)	(3,800)	(2,711)
Disposals	99	803	39
Effect of movements in exchange rates	1,036	714	(7)
Ending balance	(67,228)	(2,283)	(4,962)
Land and Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			19,896
Ending balance		19,896	18,874
Land and Buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	26,862	20,743	20,002
Additions	30	430	276
Disposals	(62)	(964)	(94)
Effect of movements in exchange rates	(274)	(207)	(4)
Ending balance	26,556	20,002	20,180
Land and Buildings | Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(15,966)	0	(106)
Additions	(166)	(901)	(1,202)
Disposals	62	633	4
Effect of movements in exchange rates	274	162	(2)
Ending balance	(15,796)	(106)	(1,306)
Computer and Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			273
Ending balance		273	315
Computer and Office Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,818	465	420
Additions	1	32	123
Disposals	(14)	(44)	(10)
Effect of movements in exchange rates		(33)	(2)
Ending balance	5,805	420	531
Computer and Office Equipment | Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,520)	0	(147)
Additions	(6)	(221)	(79)
Disposals	14	41	10
Effect of movements in exchange rates		33
Ending balance	(5,512)	(147)	(216)
Motor Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			206
Ending balance		206	191
Motor Vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	315	255	315
Additions		75	26
Disposals	(4)	(9)
Effect of movements in exchange rates		(6)
Ending balance	311	315	341
Motor Vehicles | Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(150)	0	(109)
Additions	(5)	(124)	(41)
Disposals	4	9
Effect of movements in exchange rates		6
Ending balance	(151)	(109)	(150)
Plant and Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			11,665
Ending balance		11,665	12,675
Plant and Machinery | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	48,600	11,937	13,586
Additions	1,253	2,580	2,438
Disposals	(9)	(416)	(46)
Effect of movements in exchange rates	(806)	(515)	(13)
Ending balance	49,038	13,586	15,965
Plant and Machinery | Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(46,476)	0	(1,921)
Additions	(74)	(2,554)	(1,389)
Disposals	19	120	25
Effect of movements in exchange rates	762	513	(5)
Ending balance	$ (45,769)	$ (1,921)	$ (3,290)